Consolidated Balance Sheet € in Millions, $ in Millions	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Non-current assets
Property, plant and equipment	€ 9,029.6	€ 8,123.4	€ 7,213.8
Intangible assets	146.4	46.8	46.8
Derivative financial instruments	227.5	2.6	23.0
Deferred tax	43.2
Total non-current assets	9,446.7	8,172.8	7,283.6
Current assets
Inventories	2.9	3.7	3.1
Other assets	238.0	235.5	222.1
Trade receivables	59.5	57.6	54.3
Derivative financial instruments	308.7	212.1	286.3
Restricted cash	34.9	34.6	11.8
Financial assets: cash > 3 months	1,484.4	2,130.5	2,904.5
Cash and cash equivalents	1,675.6	1,515.0	1,224.0
Total current assets	3,804.0	4,189.0	4,706.1
Total assets	13,250.7	12,361.8	11,989.7
Current liabilities
Trade payables	573.8	249.6	294.1
Accrued expenses and other liabilities	2,992.1	2,502.2	2,257.2
Current maturities of debt	309.4	434.6	455.9
Current tax	31.6	36.0	2.9
Derivative financial instruments	189.7	190.5	1.7
Total current liabilities	4,096.6	3,412.9	3,011.8
Non-current liabilities
Provisions	135.6	138.1	138.2
Derivative financial instruments	8.0	415.5	2.6
Deferred tax	460.6	395.2	473.1
Other creditors		2.8	12.4
Non-current maturities of debt	3,335.0	3,528.4	3,928.6
Total non-current liabilities	3,939.2	4,480.0	4,554.9
Shareholders' equity
Issued share capital	6.8	7.0	7.3
Share premium account	719.4	719.4	719.4
Other undenominated capital	3.2	3.0	2.7
Retained earnings	4,181.9	4,077.9	3,456.8
Other reserves	303.6	(338.4)	236.8
Shareholders' equity	5,214.9	4,468.9	4,423.0
Total liabilities and shareholders' equity	€ 13,250.7	€ 12,361.8	€ 11,989.7